Other Non-financial Assets and Liabilities	12 Months Ended
Dec. 31, 2018
OTHER NON-FINANCIAL ASSETS AND LIABILITIES
Other Non-financial Assets and Liabilities
10.	OTHER NON-FINANCIAL ASSETS AND LIABILITIES
a)	Other non-financial assets

Details of other non-financial assets as of December 31, 2018 and 2017 are as follows:

	Currrent		Non-Current
Other non-financial assets	12-31-18	12-31-17	12-31-18	12-31-17
	ThCh$	ThCh$	ThCh$	ThCh$

VAT Tax Credit and Other Taxes	11,281,502	12,727,682	29,198,027	-
Prepaid expenses	4,711,173	2,867,826	-	-
Guarantee deposit	-	-	1,902,479	2,165,040
PPM water rights	-	-	6,544,100	5,300,052
Spare parts with consumption schedule over 12 months	-	-	4,324,153	5,444,789
Other	6,413,413	3,190,383	2,639,253	903,258

Total	22,406,088	18,785,891	44,608,012	13,813,139

b)	Other non-financial liabilities

Details of other non-financial liabilities as of December 31, 2018 and 2017 are as follows:

	Currrent		Non-Current
Other non-financial liabilities	12-31-18	12-31-17	12-31-18	12-31-17
	ThCh$	ThCh$	ThCh$	ThCh$

VAT and Other Taxes due	56,341,865	31,669,402	-	-
Tax Due for payment realted to Central Eólica Canela S.A.	-	6,795,376	-	-
Reimbursable financial contributions	-	-	226,653	309,776
Splices	10,456,081	7,884,841	-	-
Transfer of networks	1,786,635	1,811,479	-	-
Products and services	1,502,411	937,259	-	-
Other	1,221,990	647,673	-	-

Total	71,308,982	49,746,030	226,653	309,776